Trade and other payables	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Trade and other payables
Note 26. Trade and other payables

	As of December 31, 2023	As of December 31, 2022
Current
Accounts payable:
Suppliers	204,696	196,484

Total current accounts payables	204,696	196,484

Other accounts payables:
Payables to partners of joint operations	197	23,880
Extraordinary fee for Gas IV Plan	162	488
Payables to third parties (1)	—	161

Total other current accounts payables	359	24,529

Total current trade and other payables	205,055	221,013

(1)	Related to acquisition of 50% operating working interest in the unconventional concessions of Aguada Federal and Bandurria Norte mentioned in Note 29.2.5.
Other than mentioned above, due to the short-term nature of current trade and other payables, their carrying amount is deemed to be the same as its fair value. The carrying amount of noncurrent trade and other payables does not differ considerably from its fair value.